SCHEDULE OF FUTURE LEASE COMMITMENTS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets
Year 1	$ 60,767
Year 2	20,256	$ 123,438
Year 3	20,256	20,733
Total Lease Payments	81,023	144,171
Less: imputed interest	(1,395)	(4,124)
Present value of lease liabilities	79,628	140,047
Lease liabilities - Current	79,628	119,434	$ 107,467
Lease liabilities - Non current		$ 20,613	$ 144,163